Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		25 Months Ended	31 Months Ended	83 Months Ended	91 Months Ended	1 Months Ended
	Jun. 05, 2011	Nov. 30, 2010	Sep. 30, 2014	Sep. 30, 2013	Feb. 28, 2011	Dec. 31, 2008	Jan. 31, 2013	Sep. 30, 2013	Feb. 28, 2009	Apr. 20, 2013	Mar. 31, 2013	Oct. 31, 2012	Sep. 30, 2012
Related Party Transaction [Line Items]
Proceeds from convertible debt	$ 250,000		$ 0	$ 250,000	$ 275,200	$ 105,000	$ 1,735,000
Convertible preferred stock, value, upon closing of preferred equity financing	750,000		1,000,000
Percentage of principle balance of notes on conversion price of notes			20.00%
Percentage of conversion price of convertible preferred stock			20.00%
Current maturities of convertible notes payable, related parties							105,000				1,345,000
Convertible notes, total aggregate principal balance										1,880,000
Cash bonus		500,000
Debt instrument, convertible, threshold amount		1,000,000
Convertible preferred stock value upon closing		100,000
Matured Convertible Notes												50,000	1,245,000
Related Parties
Related Party Transaction [Line Items]
Convertible notes, total aggregate principal balance										1,880,000
Matured Convertible Notes							$ 50,000						$ 55,000
Maximum
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes			10.00%				50.00%	50.00%
Minimum
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes			6.00%	10.00%			10.00%	10.00%
Accrued Interest Through December Thirty One Two Thousand And Nine
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes									6.00%
Accrued Interest Beginning January One Two Thousand And Ten
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes									10.00%